COMMITMENTS	12 Months Ended
Dec. 31, 2017
COMMITMENTS
COMMITMENTS

25.   COMMITMENTS

The Corporation rents premises and equipment under operating leases and has entered into long-term commitments to purchase services and capital equipment that call for total future payments of $741.9 million, including an amount of $41.6 million for future rent payments to the ultimate parent corporation. The operating leases have various terms, escalation clauses, purchase options and renewal rights. The minimum payments for the coming years are as follows:

	Leases	Other commitments

2018	$42,212	$94,796
2019 to 2022	74,087	262,470
2023 and thereafter	35,232	233,141

The Corporation and its subsidiaries’ operating lease expenses amounted to $54.9 million in 2017 ($54.2 million in 2016 and $52.1 million in 2015).